CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income		$ 1,004	¥ 6,998		¥ 1,096		¥ 2,174
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation		247	1,714		1,707		1,834
Equity in loss of affiliates		50	347		32		65
Loss from disposal of property, equipment and software		4	28		41		52
Gain on deconsolidation of subsidiaries		(23)	(161)
Gain on disposal of long-term investment		(46)	(318)		(1,181)		(1,416)
(Gain)/loss from disposal of a subsidiary		2	11		2		(11)
Impairments of long-term investment		29	205				411
Provision/(settlement) of provision and contingent liability balances related to an equity method investment		(87)	(603)		61		967
Changes in fair value for equity investments measured at fair value		(335)	(2,334)		3,064
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition		(28)	(196)		(249)
Gain on foreign currency forwards		(15)	(105)
Provision for doubtful accounts		27	191		69		98
Depreciation of property, equipment and software		94	656		546		490
Amortization of intangible assets and land use rights		63	440		436		393
Amortization of right of use assets		51	354
Deferred income tax benefits		(25)	(176)		(632)		(168)
Changes in current assets and liabilities, net of assets acquired and liabilities assumed/disposed of in business combinations/dispositions, net of deconsolidations:
Increase in accounts receivable		(293)	(2,041)		(704)		(52)
Decrease/(increase) in due from related parties		(151)	(1,054)		(1,280)		259
Decrease/(increase) in prepayments and other current assets		(322)	(2,245)		(2,039)		410
Decrease/(increase) in long-term receivables		21	146		(41)		45
Increase in accounts payable		78	540		3,687		171
(Decrease)/increase in due to related parties		9	62		73		(359)
Increase in salary and welfare payable		164	1,143		220		954
(Decrease)/increase in taxes payable		58	407		42		(140)
(Decrease)/increase in advances from customers		318	2,211		1,333		(341)
Decrease in accrued liability for customer reward program		(7)	(50)		(82)		(49)
Increase in other payables and accruals		168	1,163		914		1,282
Net cash provided by operating activities		1,055	7,333		7,115		7,069
Cash flows from investing activities:
Purchase of property, equipment and software		(118)	(823)		(673)		(471)
Cash paid for long-term investments		(2,274)	(15,834)		(4,387)		(1,541)
Cash paid for business combinations, net of cash acquired		(31)	(212)		1		(309)
Purchase of intangible assets		(2)	(11)		(35)		(23)
(Increase)/decrease in short-term investments		2,156	15,011		(8,811)		(13,936)
Cash received from loans to the users		367	2,553		1,022		441
Cash paid for loans to the users		(395)	(2,748)		(998)		(580)
Net change in loans to the users with terms of less than three months		(156)	(1,084)		(918)		(252)
Cash received from disposal of long-term investments		103	719		723		1,453
Cash used from deconsolidation of a subsidiary, net of cash disposed			(3)
Cash used from disposal of subsidiaries, net of cash received		3	19		(2)		(11)
Net cash used in investing activities		(347)	(2,413)		(14,078)		(15,229)
Cash flows from financing activities:
Proceeds from/(repayment of) short-term bank loans, net		(442)	(3,079)		11,768		2,137
Proceeds from long-term bank loans		739	5,146		2,973		6,202
Repayment of long-term loan, including current portion		(452)	(3,147)
Proceeds from exercise of share options		67	467		677		732
Cash paid for acquisition of additional equity stake in subsidiaries		(32)	(220)		(1,196)		(1,759)
Cash paid for settlement of convertible notes		(1,443)	(10,048)		(3,297)
Proceeds from securitization debt		154	1,074		608
Cash paid for settlement of securitization debt		(87)	(608)
Cash received from non-controlling shareholders		166	1,159		393		58
Proceeds from Early Termination of Purchased Call Option							650
Net cash provided/(used) by financing activities		(1,330)	(9,256)		11,926		8,020
Effect of foreign exchange rate changes on cash and cash equivalents, restricted cash		44	309		819		(47)
Net (decrease)/increase in cash and cash equivalents, restricted cash		(578)	(4,027)		5,782		(187)
Cash and cash equivalents, restricted cash, beginning of year		3,702	25,774	[1]	19,992	[1]	20,179
Cash and cash equivalents, restricted cash, end of year	[1]	3,124	21,747		25,774		19,992
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes		215	1,496		1,315		1,575
Cash paid for interest, net of amounts capitalized		235	1,637		1,444		1,218
Supplemental schedule of non-cash investing and financing activities
Conversion of convertible senior notes							2,396
Non-cash consideration paid for business acquisitions, investments and non-controlling interest		(57)	(400)		(942)		(1,179)
Share issuance as the consideration for equity investment		(1,094)	(7,615)
Accruals related to purchase of property, equipment and software		$ (21)	¥ (144)		(22)		(42)
Unpaid cash consideration for business acquisitions and acquisition of additional shares of subsidiary					¥ (188)		¥ (626)

[1]	As of December 31, 2017, cash and cash equivalents and restricted cash are RMB18.2 billion and RMB1.7 billion respectively.